Pension and similar obligations - Summary of Changes in Unrecognized Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in unrecognized assets of defined benefit plans [abstract]
Irrecoverable surplus impact at 1 January	$ (38)	$ (43)	$ (32)
Interest expense	(4)	(4)	(3)
Changes excluding amounts included in interest expense	(21)	9	(8)
Irrecoverable surplus impact at 31 December	$ (63)	$ (38)	$ (43)